GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of general and administrative expenses [Line Items]
Management fee to related party	$ 0	$ 0	$ 500
Directors and officers insurance	86	80	74
Salaries and wages	7,734	6,560	3,282
Audit, legal and consultants	1,431	5,575	1,007
Administrative services provided by related party	0	0	3,930
Other fees and expenses	4,076	4,213	1,718
Compensation - Restricted shares to Manager	0	0	1,540
Share-based compensation	1,096	2,093	1,258
Deferred compensation plan	440	1,033	1,391
Total, end of period	14,863	19,555	14,700
Deferred group benefit plan liability	12,914	12,154
Scandic [Member]
Schedule of general and administrative expenses [Line Items]
Audit, legal and consultants		2,500
Other fees and expenses		1,100
Gulf Navigation Holding PSJ [Member]
Schedule of general and administrative expenses [Line Items]
Audit, legal and consultants		1,000
Subsidiaries [Member]
Schedule of general and administrative expenses [Line Items]
Other fees and expenses		2,200
Deferred compensation plan	400	300
Deferred group benefit plan liability	$ 400	$ 100